EQUITY BASED COMPENSATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Stock issued for services rendered	$ 108,000
Equity based compensation	$ 108,000
QPAGOS Corporation - Parent Company [Member]
Stock issued for services rendered			$ 166,715
Equity based compensation			$ 166,715